INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of Inventories	Inventories consist of the following:

	December 31,
	2019	2020
Raw materials	$12,965	$11,335
Work-in-process	7,262	7,887
Finished goods	16,164	22,937
Total	$36,391	$42,159